SUPPLEMENT TO THE

FIDELITY® VARIABLE INSURANCE PRODUCTS

AGGRESSIVE GROWTH PORTFOLIO, ASSET MANAGERSM  PORTFOLIO, ASSET MANAGER: GROWTH®
PORTFOLIO, BALANCED PORTFOLIO, CONTRAFUND®
PORTFOLIO, DYNAMIC CAPITAL APPRECIATION
PORTFOLIO, EQUITY-INCOME PORTFOLIO, GROWTH
PORTFOLIO, GROWTH & INCOME PORTFOLIO,
GROWTH OPPORTUNITIES PORTFOLIO, GROWTH STOCK PORTFOLIO,
HIGH INCOME PORTFOLIO, INDEX 500
PORTFOLIO, INVESTMENT GRADE BOND PORTFOLIO,
MID CAP PORTFOLIO, MONEY MARKET PORTFOLIO,
OVERSEAS PORTFOLIO, REAL ESTATE PORTFOLIO,
VALUE PORTFOLIO and VALUE STRATEGIES PORTFOLIO

Funds of Variable Insurance Products Fund,
Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and
Variable Insurance Products Fund IV

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2004

The following information replaces the fundamental investment limitation concerning borrowing for VIP Equity-Income, VIP Growth, VIP High Income, and VIP Overseas, found in the "Investment Policies and Limitations" section beginning on page 3.

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The following information replaces the similar information in the "Investment Policies and Limitations" section on page 3.

For purposes of each of VIP Asset Manager's and VIP Asset Manager: Growth's concentration limitation discussed above, with respect to the fund's investments in Fidelity Central Investment Portfolios LLC ("CIPs"), Fidelity® Money Market Central Fund, and Fidelity Ultra-Short Central Fund, Fidelity Management & Research Company (FMR) treats the issuers of the underlying securities owned by a CIP, Fidelity Money Market Central Fund, and Fidelity Ultra-Short Central Fund as the issuer of the CIP, Fidelity Money Market Central Fund, and Fidelity Ultra-Short Central Fund respectively.

The following information replaces the fundamental investment limitation concerning loans for VIP Asset Manager, VIP Asset Manager: Growth, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Money Market, and VIP Overseas, found in the "Investment Policies and Limitations" section on page 4.

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following information replaces the non-fundamental investment limitation concerning loans for VIP Asset Manager, VIP Asset Manager: Growth, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Money Market, and VIP Overseas found in the "Investment Policies and Limitations" section on page 6.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

VIPIS2B-05-01 January 29, 2005
1.483795.124

The following information supplements the information in the "Investment Policies and Limitations" beginning on page 2.

Central Investment Portfolios (CIPs) are funds managed by FMR or its affiliates. The high income central investment portfolios seek a high level of income, and may also seek capital appreciation. The investment-grade central investment portfolios seek a high level of current income. Certain Fidelity funds are permitted to invest some or all of their assets allocated to high income and/or investment-grade debt in CIPs. Such an investment would allow a fund to obtain the benefits of a fully diversified high income and/or investment-grade bond portfolio regardless of the amount of assets the fund invests in high income and/or investment-grade debt.

The following information supplements the information in the"Distributions and Taxes" section beginning on page 33.

VIP Asset Manager and VIP Asset Manager: Growth may invest a substantial amount of their assets in one or more series of CIPs. For federal income tax purposes, each CIP intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. A fund, as an investor in a CIP, will be required to take into account in determining its federal income tax liability its share of the CIP's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the CIP.

A CIP will allocate at least annually among its investors, including VIP Asset Manager and VIP Asset Manager: Growth, each investor's distributive share of the CIP's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

Effective January 1, 2005, Mr. Dirks serves as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 35.

Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Trustee of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV. Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Effective January 1, 2005, Ms. Small serves as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 35.

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Trustee of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Effective January 1, 2005, Mr. Wolfe serves as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 35.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Trustee of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV. Mr. Wolfe serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Revlon Inc. (2004), Bausch & Lomb, Inc., and Carpenter Technology Corporation.

Effective December 31, 2004, Mr. Cook no longer serves as a Member of the Board of Trustees. The following information has been removed from the "Trustees and Officers" section on page 36.

J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Effective December 31, 2004, Mr. Cox no longer serves as a Member of the Board of Trustees. The following information has been removed from the "Trustees and Officers" section on page 36.

Ralph F. Cox (71)

Year of Election or Appointment: 1991 or 1994

Trustee of Variable Insurance Products Fund (1991), Variable Insurance Products Fund II (1991), Variable Insurance Products Fund III (1994), and Variable Insurance Products Fund IV (1991). Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Effective January 1, 2005, Dr. Gates serves as Vice Chairman of the non-interested Trustees. The following information supplements similar information found in the "Trustees and Officers" section on page 36.

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Effective December 31, 2004, Mr. Kirk no longer serves as a Member of the Board of Trustees. The following information has been removed from the "Trustees and Officers" section on page 37.

Donald J. Kirk (71)

Year of Election or Appointment: 1987, 1988, or 1994

Trustee of Variable Insurance Products Fund (1987), Variable Insurance Products Fund II (1988), Variable Insurance Products Fund III (1994), and Variable Insurance Products Fund IV (1987). Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

The following information replaces similar information found in the "Trustees and Officers" section on page 39.

John B. McDowell (45)

Year of Election or Appointment: 2002

Vice President of VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, and VIP Value Strategies. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

The following information replaces similar information found in the "Trustees and Officers" section on page 40.

Matthew Conti (38)

Year of Election or Appointment: 2003 or 2004

Vice President of VIP Balanced (2004), VIP Equity-Income (2004), and VIP High Income (2003). Mr. Conti also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Conti managed a variety of Fidelity funds.

The following information has been removed from the "Trustees and Officers" section on page 40.

Frederick D. Hoff Jr. (39)

Year of Election or Appointment: 2003

Vice President of VIP Asset Manager: Growth. Mr. Hoff also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Hoff managed a variety of Fidelity funds.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 35.

Brian J. Hanson (30)

Year of Election or Appointment: 2004

Vice President of VIP Growth Stock. Mr. Hanson also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Hanson worked as an equity research analyst and manager. Mr. Hanson also serves as Vice President of FMR (2004) and FMR Co., Inc. (2004).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 35.

Christine McConnell (46)

Year of Election or Appointment: 2004

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Ms. McConnell also serves as Vice President of another fund advised by FMR. Prior to assuming her current responsibilities, Ms. McConnell managed a variety of Fidelity funds. Ms. McConnell also serves as Vice President of FMR (2003) and FMR Co., Inc. (2003).

The following information replaces similar information found in the "Trustees and Officers" section on page 41.

James K. Miller (40)

Year of Election or Appointment: 2003

Vice President of VIP Asset Manager, VIP Asset Manager: Growth and VIP Money Market. Mr. Miller also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller worked as a taxable credit analyst and manager.

Mark J. Notkin (39)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Mr. Notkin also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Notkin managed a variety of Fidelity funds.

John R. Porter (37)

Year of Election or Appointment: 2004

Vice President of VIP Dynamic Capital Appreciation. Mr. Porter also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Porter managed a variety of Fidelity funds. Mr. Porter also serves as Vice President of FMR (2004) and FMR Co., Inc. (2004).

The following information has been removed from the "Trustees and Officers" section on page 41.

John J. Todd (54)

Year of Election or Appointment: 1996

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Mr. Todd also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Todd managed a variety of Fidelity funds.

The following information has been removed from the "Trustees and Officers" section on page 40.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002 or 2003

Assistant Treasurer of VIP Aggressive Growth (2002), VIP Asset Manager (2002), VIP Asset Manager: Growth (2002), VIP Balanced (2002), VIP Contrafund (2002), VIP Dynamic Capital Appreciation (2002), VIP Equity-Income (2002), VIP Growth (2002), VIP Growth & Income (2002), VIP Growth Opportunities (2002), VIP Growth Stock (2002), VIP High Income (2002), VIP Index 500 (2002), VIP Investment Grade Bond (2002), VIP Mid Cap (2002), VIP Money Market (2002), VIP Overseas (2002), VIP Real Estate (2002), VIP Value (2002), VIP Value Leaders (2003), and VIP Value Strategies (2002). Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Effective April 15, 2004, Mr. Lydecker serves as Assistant Treasurer. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 35.

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Effective June 17, 2004, Mr. Robins serves as Assistant Treasurer. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 35.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Effective January 1, 2005, the following information replaces the similar information found in the "Management Contracts" section beginning on page 63.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR has entered into a master international research agreement with FIIA. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive investment advice and research services concerning issuers and countries outside the United States.

Effective January 1, 2005, the following information replaces the similar information found in the "Management Contracts" section beginning on page 64.

Sub-Advisers - FMR U.K., FMR Far East, FIIA, FIIA(U.K.)L, and FIJ. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. On behalf of VIP Overseas, FMR has entered into a sub-advisory agreement with FIIA. On behalf of VIP Overseas, FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L and FIJ. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR Far East has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services).

Effective January 1, 2005, the following information replaces the similar information found in the "Management Contracts" section beginning on page 65.

On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, under the terms of the sub-advisory agreements, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

The following information replaces the similar information found in the "Distribution Service"s section beginning on page 80.

Under each Initial Class Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Initial Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. In addition, each Initial Class Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, primarily insurance companies or their affiliated broker-dealers or other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Initial Class shares.

The following information replaces the last paragraph of the "Distribution Services" section on page 83.

FDC or an affiliate may compensate intermediaries (primarily insurance companies or their affiliated broker-dealers or other service-providers) that distribute and/or service the funds. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sale of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.10% of the total assets of all VIP Funds on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to hundreds of intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant to the intermediaries. As permitted by SEC and National Association of Securities Dealers rules and other applicable laws and regulations, FDC may pay or allow other incentives or payments to intermediaries.

The following information supplements that found in the "Transfer and Service Agent Agreements" section on page 83.

FIIOC or an affiliate may make payments out of its own resources to intermediaries for transfer agency and related recordkeeping services with respect to insurance contract owners' accounts.

Because intermediaries may be paid varying amounts for recordkeeping and administrative services, such payments may provide incentives for intermediaries to favor one fund family over another.

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trusts" section on page 86.

Each trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of each trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Effective on or about August 23, 2004, the following information replaces similar information found under the heading "Custodians" in the "Description of the Trust" section on page 86.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of VIP Contrafund, VIP Mid Cap, and VIP Value Leaders. The Northern Trust Company, 50 South LaSalle Street, Chicago, IL, is custodian of the assets of VIP Equity-Income. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of VIP Dynamic Capital Appreciation and VIP Value. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Growth & Income, and VIP Overseas. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of VIP High Income, VIP Investment Grade Bond, and VIP Money Market. Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP Index 500, VIP Real Estate, and VIP Value Strategies. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Index 500, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies in connection with repurchase agreement transactions.

The following information supplements this Statement of Additional Information.

FUND HOLDINGS INFORMATION

Generally, each fund views holdings information as sensitive and limits the dissemination of material non-public holdings information to circumstances in accordance with Board of Trustees-approved guidelines.

1. Each fund will provide a full list of its holdings as of the end of the fund's fiscal quarter on www.advisor.fidelity.com (Literature) 60 days after its fiscal quarter-end. The money market fund's monthly holdings are also available monthly, 15 days or more after month-end by calling Fidelity at 1-877-208-0098.

2. Each fund (other than VIP Money Market) will provide its top ten holdings as of the end of the calendar quarter on www.fidelity.com 15 days or more after the calendar quarter-end.

3. Each fund will provide material non-public holdings information to third-parties that, i) calculate information derived from holdings either for use by FMR or by firms that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), and ii) enter into agreements that specify that (a) holdings information will be kept confidential, (b) that no employee shall use the information for their personal benefit, (c) in which the firms certify their information security policies and procedures, and (d) which limit the nature and type of information that may be disclosed to third-parties.

4. Except as discussed below, each fund may provide to ratings and rankings organizations the same information at the same time it is filed with the SEC or one day after the information is provided on Fidelity's web site.

The information referenced in (1) and (2) above, will be available on the web site until updated for the next applicable period.

The entities that may receive the information described in (3) above are: Factset (full holdings daily, on the next day); iMoneynet (aggregate holdings weekly, one day after the end of the week); Kynex (full holdings weekly, one day after the end of the week); Vestek (full holdings, as of the end of the calendar quarter, 15 days after the calendar quarter-end); Standard & Poor's (full holdings weekly, six days after the end of the week); Moody's Investor Services (full holdings weekly, six days after the end of the week); and Wall Street Concepts (REMIC securities quarterly, 15 days after calendar quarter-end).

In addition, material non-public holdings information may be provided as part of the normal investment activities of each fund to: auditors; the custodian; broker-dealers in connection with the purchase or sale of fund securities or requests for price quotations or bids on one or more securities; counsel to the funds or the non-interested trustees; regulatory authorities; stock exchanges and other listing organizations; and parties to litigation. The entities to whom each fund voluntarily provides holdings information, either by explicit agreement or by virtue of their respective duties to each fund, are required to maintain the confidentiality of the information disclosed.

A fund may also disclose to an issuer the number of shares of the issuer (or percentage of outstanding shares) held by the fund.

As authorized by the Board of Trustees, FMR's Disclosure Policy Committee, has established and administers guidelines found by the Board to be in the best interests of shareholders concerning the dissemination of fund holdings information, and resolution of conflicts of interest in connection with such disclosure, if any. The Disclosure Policy Committee reviews and decides on each information request and, if granted, how and by whom that information will be disseminated. The Disclosure Policy Committee reports to the Board of Trustees periodically. Any modifications to the guidelines require prior Board approval.

FMR will not enter into any arrangements with third-parties from which it would derive any monetary benefit for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek Board approval and any such arrangements would be disclosed in the funds' SAI.

There is no assurance that the funds' policies on holdings information will protect the funds from the potential misuse of holdings by individuals or firms in possession of that information.

SUPPLEMENT TO THE

FIDELITY® VARIABLE INSURANCE PRODUCTS

CONTRAFUND® PORTFOLIO, EQUITY-INCOME PORTFOLIO, GROWTH PORTFOLIO,
and OVERSEAS PORTFOLIO

Funds of Variable Insurance Products Fund and
Variable Insurance Products Fund II

Initial Class R, Service Class R, and Service Class 2 R

April 30, 2004

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the fundamental investment limitation concerning borrowing for VIP Equity-Income, VIP Growth, and VIP Overseas, found in the "Investment Policies and Limitations" section beginning on page 2.

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The following information replaces the fundamental investment limitation concerning loans for VIP Contrafund, VIP Equity-Income, VIP Growth, and VIP Overseas, found in the "Investment Policies and Limitations" section on page 3.

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following information replaces the non-fundamental investment limitation concerning loans for VIP Contrafund, VIP Equity-Income, VIP Growth, and VIP Overseas found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Mr. Cook served as a Member of the Board of Trustees through December 31, 2004. The following information has been removed from the "Trustees and Officers" section on page 24.

J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

VIPIS2RB-05-01 January 29, 2005
1.782248.104

Mr. Cox served as a Member of the Board of Trustees through December 31, 2004. The following information has been removed from the "Trustees and Officers" section on page 24.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

During the period from July 1, 2004 through December 31, 2004, Mr. Dirks served as a Member of the Advisory Board. Effective January 1, 2005, Mr. Dirks serves as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Effective January 1, 2005, Dr. Gates serves as Vice Chairman of the non-interested Trustees. The following information replaces similar information found in the "Trustees and Officers" section on page 24.

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Mr. Kirk served as a Member of the Board of Trustees through December 31, 2004. The following information has been removed from the "Trustees and Officers" section on page 25.

Donald J. Kirk (71)

Year of Election or Appointment: 1987 or 1988

Trustee of Variable Insurance Products Fund (1987) and Variable Insurance Products Fund II (1988). Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

During the period from January 1, 2004 through December 31, 2004, Ms. Small served as a Member of the Advisory Board. Effective January 1, 2005, Ms. Small serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 23.

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

During the period from October 1, 2004 through December 31, 2004, Mr. Wolfe served as a Member of the Advisory Board. Effective January 1, 2005, Mr. Wolfe serves as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Matthew Conti (38)

Year of Election or Appointment: 2002

Vice President of VIP Equity-Income. Mr. Conti also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Conti managed a variety of Fidelity funds. Mr. Conti also serves as Vice President of FMR (2003) and FMR Co., Inc. (2003).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Contrafund, VIP Equity-Income, VIP Growth, and VIP Overseas. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

The following information has been removed from the "Trustees and Officers" section on page 28.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Contrafund, VIP Equity-Income, VIP Growth, and VIP Overseas. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Contrafund, VIP Equity-Income, VIP Growth, and VIP Overseas. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Contrafund, VIP Equity-Income, VIP Growth, and VIP Overseas. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Effective January 1, 2005, the following information replaces the similar information found in the "Management Contracts" section on page 38.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund, FMR has entered into a master international research agreement with FIIA. On behalf of each fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive investment advice and research services concerning issuers and countries outside the United States.

Effective January 1, 2005, the following information replaces the similar information found in the "Management Contracts" section on page 38.

Sub-Advisers - FMR U.K., FMR Far East, FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. On behalf of VIP Overseas, FMR has entered into a sub-advisory agreement with FIIA. On behalf of VIP Overseas, FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L and FIJ. On behalf of each fund, FMR Far East has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services).

The following information replaces the similar information found in the Distribution Services section beginning on page 46.

Under the Initial Class R Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Initial Class R Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class R shares and/or support services that benefit variable product owners. In addition, the Initial Class R Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, primarily insurance companies or their affiliated broker-dealers or other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Initial Class R shares of VIP Overseas.

The following information replaces the last paragraph of the Distribution Services section beginning on page 46.

FDC or an affiliate may compensate intermediaries (primarily insurance companies or their affiliated broker-dealers or other service-providers) that distribute and/or service the funds. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sale of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.10% of the total assets of all VIP Funds on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to hundreds of intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant to the intermediaries. As permitted by SEC and National Association of Securities Dealers rules and other applicable laws and regulations, FDC may pay or allow other incentives or payments to intermediaries.

These additional payments and expenses, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The following information supplements that found in the Transfer and Service Agent Agreements section beginning on page 47.

FIIOC or an affiliate may make payments out of its own resources to intermediaries for transfer agency and related recordkeeping services with respect to insurance contract owners' accounts.

Because intermediaries may be paid varying amounts for recordkeeping and administrative services, such payments may provide incentives for intermediaries to favor one fund family over another.

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trusts" section on page 49.

Each trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of each trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Effective on or about August 23, 2004, the following information replaces similar information found under the heading "Custodians" in the "Description of the Trusts" section on page 49.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of VIP Contrafund. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of VIP Overseas. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of VIP Equity-Income. Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of VIP Growth. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Contrafund, VIP Equity-Income, and VIP Growth in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.